Investment and Advances in Account of Investment (Details) - ILS (₪)		12 Months Ended
	Dec. 28, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Investment and Advances in Account of Investment [Line Items]
Loaned amount (in New Shekels)		₪ 80,000	₪ 205,000	₪ 80,000
Additional shares		302,322
Shareholder benefit		948,827
Loan Agreement [Member] | Mea [Member]
Investment and Advances in Account of Investment [Line Items]
Interest rate, percentage				1.00%
Loan Agreement [Member] | Motomova Inc [Member]
Investment and Advances in Account of Investment [Line Items]
Shares converted into common shares	2,162,162